Summary of Significant Accounting Policies (Details) ¥ in Millions			5 Months Ended	12 Months Ended
	Jun. 30, 2024 USD ($)	May 31, 2024	May 31, 2024 USD ($)	Dec. 31, 2024 USD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 USD ($) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2024 CNY (¥)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 CNY (¥)	May 08, 2019
Summary of Significant Accounting Policies [Line Items]
Translation adjustments, description				Translation adjustments are included in accumulated other comprehensive income. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2024 and December 31, 2023 were translated at RMB 7.19 and RMB 7.08 to one U.S. dollar (USD), respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2024, 2023 and 2022 were RMB 7.12, RMB 7.05 and RMB 6.73 to one USD. The balance sheet amounts, with the exception of shareholder’s equity at December 31, 2024 and 2023 were translated at HKD 7.77 and HKD 7.81 to one USD, respectively. The average translation rates applied to the consolidated statements of income and cash flows for years ended December 31, 2024, 2023 and 2022 were HKD 7.80, HKD 7.83 and HKD 7.83 to one USD, respectively. The shareholder’s equity accounts were translated at their historical rates.
Investment maturity period				1 year
Restricted Cash				$ 6,475,274	$ 14,740,676
Gain from short-term investment				109,964	89,474	$ 156,066
Short term investment in bank				5,294,952	3,247,349
Restricted investment				10,794,296	1,741,423
Guarantee return percentage	8.50%	7.50%
Returned to the Company	$ 5,256,000
Inventory				1,231,335
Impairment loss				356,676
Investment				903,518	917,002
Registered capital									$ 9,200,000	¥ 60
Subscription amount payable (in Yuan Renminbi) | ¥										¥ 3
Investment cost				417,339	423,567
Transaction fee revenue				61,000,000	1,800	1,100,000
Other revenue				21,075	64,051	304,400
Revenues				622,690	1,580,058	17,813,139
Advertising expenses						$ 43,590
VAT Percentage Rate				6.00%
Examination likelihood				The amount recognized is the largest amount of tax benefit that has a greater than 50% likelihood of being realized on examination.
Right of use assets					$ 11,477		$ 34,608
Borrowing rate							4.75%
Outstanding exercisable warrants (in Shares) | shares				14,000,000	0	0
Statutory surplus reserve fund				10.00%
Registered capital percentage				50.00%
Employee benefits expense				$ 82,063	$ 125,077	$ 124,856
Number of operating segment				1
Number of reportable segment				1
Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Short term investment in bank				$ 5,256,000
JYLJ [Member]
Summary of Significant Accounting Policies [Line Items]
Subscription amount payable (in Yuan Renminbi) | ¥								¥ 3
Related Party [Member]
Summary of Significant Accounting Policies [Line Items]
Other revenue				54,633	144,609	166,325
Revenues			$ 54,633	54,633	144,609	166,325
Advertising expenses				180,000
Nanjing Rongke [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory reserve fund				$ 1,269
Yanyu [Member]
Summary of Significant Accounting Policies [Line Items]
Statutory reserve fund					28,280	$ 12,410
Short-Term Investments [Member]
Summary of Significant Accounting Policies [Line Items]
Investment maturity period				1 year
Zhongcang Warehouse Co., Ltd [Member]
Summary of Significant Accounting Policies [Line Items]
Equity ownership interest percentage				20.00%				20.00%
Investments				18.00%				18.00%
Investment				$ 486,179	$ 493,435
Jiangsu Yanggu [Member]
Summary of Significant Accounting Policies [Line Items]
Equity ownership interest percentage									11.875%	11.875%	50.00%
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting shares percentage				20.00%
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Voting shares percentage				50.00%
Subscription amount (in Yuan Renminbi) | ¥										¥ 6